Accounts Receivable, Sales and Allowances (Tables)	12 Months Ended
Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of components of accounts receivable

	December 31,	December 31,
	2020	2019
Gross trade accounts receivable:
Trade accounts receivable	$196	$262
Royalty accounts receivable	55	45
Other receivable	2,903	496
Less reserves for:
Commercial rebates	(4)	(7)
Discounts and allowances	(1)	(2)
Total trade accounts receivable, net	$3,149	$794

Schedule of adjustments to gross product sales

	Year Ended December 31,
	2020	2019
Gross product sales	$2,510	$1,242
Less provisions for:
Chargebacks	(6)	—
Government and managed care rebates	(155)	(51)
Commercial rebates	(56)	(46)
Product returns	(53)	(51)
Discounts and allowances	(14)	(12)
Advertising and promotions	(284)	(643)
Net product sales	$1,942	$439

Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of activity in allowance/liability for customer deductions

		Discounts
	Commercial	and
	Rebates	Allowances	Total
Balance at December 31, 2018	$—	$—	$—
Provision	46	12	58
Charges processed	(39)	(10)	(49)
Balance at December 31, 2019	$7	$2	$9
Provision	56	14	70
Charges processed	(59)	(15)	(74)
Balance at December 31, 2020	$4	$1	$5